Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		$ 17,922	$ 18,046
Effect of adopting IFRS 16			(26)
Translation adjustment		436	82
Reclassifications		(4)
Transfer (to)/from leased assets (note 22)		7	14
Additions at cost		996	1,374
Additions to leased mineral reserves (note 21) (i)	[1]	14	96
Arising on acquisition (note 32)		122	284
Disposals at net carrying amount		(127)	(591)
Depreciation charge for year (iii)		(1,345)	(1,348)	[2]
Impairment charge for year (ii)	[3]	(254)	(9)
Ending Balance		17,767	17,922
Total property, plant and equipment		19,317	19,574
Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)		1,550	1,652	[4]
Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		17,922	18,046
Ending Balance		17,767	17,922
Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		29,372	29,195
Ending Balance		30,814	29,372
Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(11,450)	(11,149)
Ending Balance		(13,047)	(11,450)
Land and buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		4,027	4,419
Effect of adopting IFRS 16			(8)
Translation adjustment		109	13
Reclassifications		76	87
Transfer (to)/from leased assets (note 22)		5	(5)
Additions at cost		42	37
Arising on acquisition (note 32)		42	105
Disposals at net carrying amount		(57)	(450)
Depreciation charge for year (iii)		(155)	(168)	[2]
Impairment charge for year (ii)	[3]	(8)	(3)
Ending Balance		4,081	4,027
Land and buildings [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)		1,151	1,221	[4]
Land and buildings [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		4,027	4,419
Ending Balance		4,081	4,027
Land and buildings [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		5,653	6,269
Ending Balance		5,928	5,653
Land and buildings [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(1,626)	(1,850)
Ending Balance		(1,847)	(1,626)
Plant and machinery [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		9,490	9,384
Effect of adopting IFRS 16			(22)
Translation adjustment		232	52
Reclassifications		440	499
Transfer (to)/from leased assets (note 22)		2	19
Additions at cost		512	660
Arising on acquisition (note 32)		72	106
Disposals at net carrying amount		(60)	(135)
Depreciation charge for year (iii)		(1,082)	(1,067)	[2]
Impairment charge for year (ii)	[3]	(190)	(6)
Ending Balance		9,416	9,490
Plant and machinery [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)		342	378	[4]
Plant and machinery [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		9,490	9,384
Ending Balance		9,416	9,490
Plant and machinery [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		18,292	17,787
Ending Balance		19,400	18,292
Plant and machinery [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(8,802)	(8,403)
Ending Balance		(9,984)	(8,802)
Assets in course of construction [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		718	680
Effect of adopting IFRS 16			4
Translation adjustment		13	9
Reclassifications		(572)	(612)
Additions at cost		414	634
Arising on acquisition (note 32)		1	7
Disposals at net carrying amount		(2)	(4)
Ending Balance		572	718
Assets in course of construction [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (v)		57	53	[4]
Assets in course of construction [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		718	680
Ending Balance		572	718
Assets in course of construction [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		757	720
Ending Balance		612	757
Assets in course of construction [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(39)	(40)
Ending Balance		(40)	(39)
Mineral-bearing land [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		3,687	3,563
Translation adjustment		82	8
Reclassifications		52	26
Additions at cost		28	43
Additions to leased mineral reserves (note 21) (i)	[1]	14	96
Arising on acquisition (note 32)		7	66
Disposals at net carrying amount		(8)	(2)
Depreciation charge for year (iii)		(108)	(113)	[2]
Impairment charge for year (ii)	[3]	(56)
Ending Balance		3,698	3,687
Mineral-bearing land [member] | Carrying amount [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		3,687	3,563
Ending Balance		3,698	3,687
Mineral-bearing land [member] | Cost/deemed cost [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		4,670	4,419
Ending Balance		4,874	4,670
Mineral-bearing land [member] | Accumulated depreciation (and impairment charges) [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(983)	(856)
Ending Balance		$ (1,176)	$ (983)

[1]	Additions relating to leased mineral reserves which fall outside the scope of IFRS 16.
[2]	The depreciation charge in 2019 and 2018 includes $37 million and $48 million respectively, relating to discontinued operations.
[3]	The combined impairment charge in notes 15 and 22 of $263 million (2019: $9 million; 2018: $43 million) principally relates to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and COVID-19 were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use of $185 million and is calculated using real pre-tax discount rates ranging from 7.3% to 7.7%%.%. The charge in 2019 and 2018 includes $1 million and $nil million respectively, relating to discontinued operations.
[4]	See note 22 for more detailed information on right-of-use assets and lease liabilities of the Group under IFRS 16.